General and Administrative Expenses	9 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [Abstract]
General and Administrative Expenses [Text Block]

20. General and Administrative Expenses

General and administrative expenses were comprised of the following for the period ended:

	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
	$	$	$	$
Management fees, salaries and wages	767	913	2,500	2,321
Marketing	519	319	1,465	957
Office, administration, and regulatory	1,571	1,296	3,651	3,533
Professional fees, advisory, and consulting	1,707	1,170	3,772	3,217
Total	4,564	3,698	11,388	10,028